Investments in affiliated companies (Details Textual) ¥ in Thousands, ¥ in Thousands, $ in Thousands			1 Months Ended												12 Months Ended
	Jul. 15, 2015 USD ($)	Jul. 15, 2015 JPY (¥)	Jun. 30, 2015 CNY (¥) Entities	Aug. 31, 2014 CNY (¥) Entities	Jul. 31, 2013 CNY (¥) Entities	Jul. 31, 2013 USD ($) Entities	Jul. 31, 2013 JPY (¥) Entities	Jun. 30, 2013 CNY (¥)	Nov. 30, 2012 CNY (¥) Entities	Sep. 30, 2011 CNY (¥)	Jul. 31, 2011 CNY (¥)	Feb. 28, 2010 CNY (¥) Entities	Sep. 30, 2009 CNY (¥) Entities	Feb. 28, 2009 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments															¥ 42,598			¥ 51,594
Equity Method Investment, Ownership Percentage	100.00%	100.00%													100.00%					100.00%
Equity Method Investments															¥ 13,597		¥ 12,000
Consideration For Transfer Of Equity Interest	$ 67,086	¥ 1,287,600
Other Current Liabilities [Member]
Investments in and Advances to Affiliates [Line Items]
Partial Consideration For Transfer Of Equity															¥ 42,499					¥ 815,700
Tibet Tianwei Yingli New Energy Resources Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage																			50.00%
Equity Method Investment, Other than Temporary Impairment																			¥ 8,720
Hainan Tianneng Power Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities													2
Equity Method Investment, Ownership Percentage															26.53%		27.66%	27.66%		26.53%
Beijing Jingyi Green Energy Power System Engineering Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities												2
Yingli Shuntong Beijing International Freight Agency Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investments																		¥ 1,941
Guokai Siyuan Beijing Investment Fund Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities									35
Payments to Acquire Equity and Cost Method Investments									¥ 150,000
Cost Method Investment Ownership Percentage									2.97%
Cost Method Investment Period of Operations of Investee									10 years
Shanghai Sailing Xili Equity Investment Fund Llp [Member]
Investments in and Advances to Affiliates [Line Items]
Principal Available for Investment				¥ 1,004,000
Shandong Hi-speed Yingli New Energy CoLtd [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities			2
Tongmei Yingli New Energy Industry CoLtd [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities				2
Payments to Acquire Equity and Cost Method Investments				¥ 30,000
Equity Method Investment, Ownership Percentage				30.00%
Solariant Portfolio Two Godo Kaisha [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities					2	2	2
Yingli Energy China Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments														¥ 600
Cost Method Investment Ownership Percentage														10.00%
Yingli Energy China Company Limited [Member] | Hainan Tianneng Power Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments													¥ 6,000						¥ 20,362
Equity Method Investment, Ownership Percentage													20.00%								11.45%
Yingli Energy China Company Limited [Member] | Beijing Jingyi Green Energy Power System Engineering Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments											¥ 1,875
Cost Method Investment Ownership Percentage												10.00%
Proceeds from Sale of Equity and Cost Method Investments												¥ 10,000
Yingli Energy China Company Limited [Member] | Shanghai Sailing Xili Equity Investment Fund Llp [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments															¥ 153,000	$ 23,619
Equity Method Investment, Ownership Percentage				50.80%
Hainan Yingli New Energy Resources Company Limited [Member] | Hainan Tianneng Power Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments					¥ 12,000			¥ 40,000
Equity Method Investment, Ownership Percentage					18.31%	18.31%	18.31%										9.35%	9.35%
Yingli Beijing [Member] | Yingli Shuntong Beijing International Freight Agency Co Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments										¥ 1,470
Proceeds from Sale of Equity and Cost Method Investments																	¥ 1,941
Equity Method Investment, Ownership Percentage										49.00%
Yingli Beijing [Member] | Shandong Hi-speed Yingli New Energy CoLtd [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments			¥ 17,500
Equity Method Investment, Ownership Percentage			35.00%
Shanghai Sailing [Member] | Shanghai Sailing Xili Equity Investment Fund Llp [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage				49.20%
Yingli Japan [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments							¥ 546,500
Cost Method Investment Ownership Percentage					37.50%	37.50%	37.50%
Noncontrolling Interest, Ownership Percentage by Parent	37.50%	37.50%
Yingli Japan [Member] | Solariant Portfolio Two Godo Kaisha [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments						$ 7,782	¥ 151,500
Equity Method Investment, Ownership Percentage					49.48%	49.48%	49.48%
Yingli Japan [Member] | SPG’s payables [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments					¥ 20,580	$ 3,177	¥ 395,000